Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Aug. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
27.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

For the purpose of the consolidated statement of cash flows, cash and cash equivalents, and restricted cash included cash on-hand and in banks and restricted cash. Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	844,684	664,769
Restricted cash	670,598	193,045
Less: allowance for restricted cash	(119)	(30)
Total	1,515,163	857,784